UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         40 West 57th Street, 33rd Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                              David Rozenson, Esq.
                                 Bank of America
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




-------------------------------------                          BACAP ALTERNATIVE
                                                        MULTI-STRATEGY FUND, LLC




FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
(UNAUDITED)

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

                                    CONTENTS

STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL........................2

SCHEDULE OF INVESTMENTS........................................................3

STATEMENT OF OPERATIONS........................................................5

STATEMENTS OF CHANGES IN INVESTORS' CAPITAL....................................6

STATEMENT OF CASH FLOWS........................................................7

FINANCIAL HIGHLIGHTS...........................................................8

NOTES TO FINANCIAL STATEMENTS..................................................9

SPECIAL MEETING OF INVESTORS..................................................17




CAPITALIZED TERMS IN THESE FINANCIAL STATEMENTS THAT ARE NOT DEFINED HAVE THE MEANINGS GIVEN TO THEM IN THE FUND'S PROSPECTUS.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL (IN THOUSANDS) (UNAUDITED)
-------------------------------------------------------------------------------------------

                                                                   SEPTEMBER 30, 2005
ASSETS
Investments in Portfolio Funds, at fair value (cost $60,115)             $69,813
Investments in Portfolio Funds paid in advance                             3,100
Cash and cash equivalents                                                  1,665
Redemptions receivable from Portfolio Funds                                  659
Other assets                                                                 115
                                                                         -------

        TOTAL ASSETS                                                      75,352
                                                                         -------


LIABILITIES
Management fee payable                                                        82
Professional fees payable                                                    202
Administration fee payable                                                    61
Investor servicing fee payable                                                61
Accrued expenses                                                              55
                                                                         -------

        TOTAL LIABILITIES                                                    461
                                                                         -------

             NET ASSETS                                                  $74,891
                                                                         =======

Net capital (1)                                                          $65,193
Net unrealized appreciation on investments in Portfolio Funds              9,698
                                                                         -------

             TOTAL INVESTORS' CAPITAL                                    $74,891
                                                                         =======

(1) Net capital includes cumulative net investment gains/(losses) and net realized gains/(losses) on investments in Portfolio Funds.




   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                SEPTEMBER 30, 2005
                                                          --------------------------------
                                                                                  % OF
                                                                       FAIR       NET
                                                            COST      VALUE     ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS
EQUITY HEDGE
    Alydar Fund, L.P.                                     $  1,998   $  2,263       3.02%
    Artha Emerging Markets Fund, L.P.                        2,000      2,229       2.98
    Harvest Opportunity Partners II, L.P.                    2,458      2,519       3.36
    Japan Pragmatist Fund                                    1,800      1,854       2.48
    Kinetics Partners, L.P.                                  2,000      2,595       3.46
    New Star UK Gemini Hedge Fund, Ltd.                      2,000      2,125       2.84
    TCS Capital II, L.P.                                     2,263      3,871       5.17+
    Zander Fund, L.P.                                        2,139      2,202       2.94
                                                          --------   --------   --------
TOTAL EQUITY HEDGE                                          16,658     19,658      26.25

EVENT DRIVEN
    Arx Global High Yield Securities Fund I, L.P.            1,684      2,270       3.03
    Centaurus Alpha Fund, L.P.                               1,975      2,113       2.82
    Delaware Street Capital, L.P.                            1,298      1,748       2.33
    Gracie Capital, L.P.                                     2,000      2,061       2.75
    Halcyon Fund, L.P.                                       2,500      2,599       3.47
    JANA Partners, L.P.                                      2,000      3,423       4.57
    LC Capital Partners, L.P.                                1,222      1,907       2.55
    Longacre Capital Partners, L.P.                          1,841      2,212       2.96
    Scout Capital Partners, L.P.                             3,000      3,298       4.41
    Trafalgar Catalyst Fund                                  2,000      2,063       2.75
    Trafalgar Recovery Fund                                  1,000      1,027       1.37
                                                          --------   --------   --------
TOTAL EVENT DRIVEN                                          20,520     24,721      33.01

MACRO
    Brevan Howard, L.P.                                      1,800      2,000       2.67
    Denali Partners, L.P.                                    2,000      2,180       2.91
    Graham Global Investment Fund II, Ltd. K4 Portfolio      1,914      1,673       2.23
    Julius Baer Diversified Fixed Income Hedge Fund          1,998      2,195       2.93
    Spinnaker Global Opportunity Fund, Ltd.                  1,817      3,443       4.60
                                                          --------   --------   --------
TOTAL MACRO                                                  9,529     11,491      15.34



   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                               SEPTEMBER 30, 2005
                                                         -------------------------------
                                                                                 % OF
                                                                      FAIR       NET
                                                           COST      VALUE     ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS
MULTI-STRATEGY AND OTHER
    Golden Tree Capital Solutions Fund                   $  1,500   $  1,542       2.06%
    Kayne Anderson Capital Income Partners (QP), L.P.       1,969      2,401       3.21
                                                         --------   --------   --------
TOTAL MULTI-STRATEGY AND OTHER                              3,469      3,943       5.27

RELATIVE VALUE
    Akela Capital Partners, L.P.                            2,000      1,913       2.55
    ASI Global Relative Value Fund, L.P.                    2,400      2,470       3.30
    Marathon Global Convertible Fund, L.P.                  1,185      1,105       1.47
    Metacapital Fixed Income Relative Value Fund, L.P.      2,000      2,026       2.71
    Parmenides Fund, L.P.                                   2,354      2,486       3.32
                                                         --------   --------   --------
TOTAL RELATIVE VALUE                                        9,939     10,000      13.35

             TOTAL PORTFOLIO FUNDS                       $ 60,115   $ 69,813      93.22%
                                                         ========   ========   ========

--------------------------------------------------------------------------------

    INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS, AT FAIR VALUE

                                         % of Total
                        Strategy         Investments
                 -------------------------------------

                 Event Driven                  35.41%
                 Equity Hedge                  28.16%
                 Macro                         16.46%
                 Relative Value                14.32%
                 Multi-Strategy and Other       5.65%

--------------------------------------------------------------------------------

*Percentages are based on net assets of $74,891.

+Subject to one year lockup on initial investment with subsequent quarterly redemption cycle.

The aggregate cost of investments for tax purposes was approximately $63,406. Net unrealized appreciation on investments for tax purposes was $6,407 consisting of $7,783 of gross unrealized appreciation and $1,376 of gross unrealized depreciation.

The  investments  in  Portfolio  Funds  shown  above,   representing  93.22%  of
Investors' capital, have been fair valued in accordance with procedures established by the Board of Managers (See Note 2).

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF OPERATIONS (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------

                                                              FOR THE SIX MONTHS ENDED
                                                                 SEPTEMBER 30, 2005
INVESTMENT INCOME

Interest income                                                       $      58
                                                                      ---------
        TOTAL INVESTMENT INCOME                                              58

EXPENSES

  Management fees                                                           457
  Professional fees                                                         206
  Administration fees                                                        92
  Investor servicing fees                                                    92
  Insurance fees                                                             59
  Board fees                                                                 15
  Registration fees                                                          14
  Miscellaneous expenses                                                     28
                                                                      ---------

        TOTAL EXPENSES                                                      963
                                                                      ---------

        NET INVESTMENT LOSS                                                (905)
                                                                      ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                         963
   Net change in unrealized appreciation on investments                   2,074
                                                                      ---------

        NET REALIZED AND UNREALIZED GAIN
          ON INVESTMENTS IN PORTFOLIO FUNDS                               3,037
                                                                      ---------
NET INCREASE IN INVESTORS' CAPITAL
   DERIVED FROM OPERATIONS                                            $   2,132
                                                                      =========




   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENTS OF CHANGES IN INVESTORS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                          AFFILIATED
                                                          INVESTORS*      INVESTORS        TOTAL
INVESTORS' CAPITAL AT MARCH 31, 2004                      $    27,240    $    36,915    $    64,155

Contributions                                                      --         26,855         26,855

Withdrawals                                                   (10,236)       (11,422)       (21,658)

Allocation of net increase in Investors'
  capital resulting from operations before
  incentive allocation                                            472          1,941          2,413

Incentive allocation                                               21            (21)            --
                                                          -----------    -----------    -----------

INVESTORS' CAPITAL AT MARCH 31, 2005                           17,497         54,268         71,765
                                                          -----------    -----------    -----------

Contributions                                                      --          4,811          4,811

Withdrawals                                                        --         (3,817)        (3,817)

Allocation of net increase in Investors'
  capital resulting from operations before
  incentive allocation                                            439          1,693          2,132
                                                          -----------    -----------    -----------

INVESTORS' CAPITAL AT SEPTEMBER 30, 2005 (UNAUDITED)      $    17,936    $    56,955    $    74,891
                                                          ===========    ===========    ===========

Capital reallocable to the Affiliated Investors had the
Investors' measurement period for
incentive allocation closed on:
September 30, 2005:                                       $         7
                                                          ===========




*The affiliated Investors are NB Funding Company, LLC and Columbia Management
 Distributors, Inc.




   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CASH FLOWS (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        FOR THE SIX MONTHS ENDED
                                                                                            SEPTEMBER 30, 2005
Cash flows from operating activities:
  Net increase in Investors' capital resulting from operations
    before incentive allocation                                                                 $  2,132
  Adjustments to reconcile net increase in Investors' capital resulting from operations before incentive allocation to net cash used in operating activities:
        Net realized gain on investments                                                            (963)
        Net change in unrealized appreciation on investments                                      (2,074)
        Cost of investments purchased                                                            (13,700)
        Proceeds from sale of investments                                                         18,520
     Increase/decrease in operating assets and liabilities:
        Increase in investments paid in advance                                                   (2,600)
        Increase in redemptions receivable from Portfolio Funds                                     (316)
        Increase in other assets                                                                    (107)
        Decrease in management fee payable                                                           (66)
        Increase in professional fees payable                                                         93
        Increase in investor servicing fee payable                                                    31
        Increase in administration fee payable                                                        31
        Decrease in accrued expenses                                                                 (10)
                                                                                                --------

          NET CASH PROVIDED BY OPERATING ACTIVITIES                                                  971
                                                                                                --------

Cash flows from financing activities:
  Capital contributions                                                                            4,811
  Capital withdrawals                                                                             (3,817)
  Decrease in capital contributions received in advance                                             (888)
  Decrease in capital withdrawals payable                                                            (21)
                                                                                                --------

          NET CASH PROVIDED BY FINANCING ACTIVITIES                                                   85
                                                                                                --------

Net increase in cash and cash equivalents                                                          1,056

Cash and cash equivalents, beginning of period                                                       609
                                                                                                --------

Cash and cash equivalents, end of period                                                        $  1,665
                                                                                                ========




   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The below ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Investors' capital. Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. An individual investor's return may vary from these returns based on the timing of capital contributions and withdrawals.

                                                                                                     APRIL 1, 2003
Ratios to average Investors' capital:                      SIX MONTHS ENDED                        (COMMENCEMENT OF
                                                          SEPTEMBER 30, 2005        YEAR ENDED    OPERATIONS) THROUGH
                                                              (UNAUDITED)         MARCH 31, 2005      MARCH 31, 2004
                                                        ---------------------    ---------------  -------------------
Net investment loss - prior to incentive allocation               (2.48%)(1)            (2.56%)             (2.36%)(1)(2)
Incentive allocation                                              (0.02%)(7)            (0.03%)             (0.50%)
                                                                -------               -------             -------
Net investment loss - net of incentive allocation                 (2.50%)(1)            (2.59%)             (2.86%)(1)
                                                                =======               =======             =======

Expenses before organization expenses (3)                          2.64% (1)             2.66%               2.72% (1)(4)
                                                                -------               -------             -------

Expenses (3)                                                       2.64% (1)             2.66%               2.87% (1)(2)
Incentive allocation (3)                                           0.02% (7)             0.03%               0.50%
                                                                -------               -------             -------
Total expenses and incentive allocation (3)                        2.66% (1)             2.69%               3.37% (1)(2)
                                                                =======               =======             =======

Total return - prior to incentive allocation                       2.95% (6)             2.61%(5)           10.34%(5)
Incentive allocation                                              (0.01%)(7)            (0.02%)             (0.46%)
                                                                -------               -------             -------
Total return - net of incentive allocation                         2.94% (6)             2.59%(5)            9.88%(5)
                                                                =======               =======             =======
Portfolio turnover rate                                           19.78%                61.24%              43.16%
                                                                =======               =======             =======

Investors' capital, end of period ($000)                        $74,891               $71,765             $64,155
                                                                =======               =======             =======

(1)   Annualized.

(2) Includes organization expenses of $45,000 incurred prior to commencement of operations, charged to Investors' Capital Accounts.

(3) Does not include expenses of the Portfolio Funds in which the Fund invests. The expense ratio (expense and incentive allocation ratio) is calculated for the Investors taken as a whole. The computation of such ratios based on the amount of expenses and incentive allocation assessed to an individual Investor's capital may vary from these ratios based on the timing of capital transactions.

(4) Does not include organization expenses charged during the year ended March 31, 2004 in the amount of $22,668.

(5) Total return is calculated for all the Investors taken as a whole, net of all fees, except where noted that performance is prior to incentive fee allocation. An individual Investor's return may vary from these returns based on the timing of capital transactions.

(6) Total return is calculated for all the non-affiliated members taken as a whole, net of all fees, except where noted that performance is prior to incentive fee allocation. As discussed in Note 9 in the Notes to Financial Statements, the Fund wrote off aged receivables and specially allocated the amount allocable to redeemed Investors to an affiliated members' capital account. Including affiliated members' capital accounts in the total return calculation results in a total return for the period of 2.92% prior to incentive allocation and 2.91% net of incentive allocation.

(7) Amounts are based on if the measurement period had closed on September 30, 2005.

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's limited liability company interests ("Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced investment operations on April 1, 2003.

      Banc of America Investment Advisors, Inc. ("BAIA") serves as the Fund's investment adviser ("Adviser") and has the responsibility for the management of the business and affairs of the Fund on a daily basis. BAIA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Prior to June 13, 2005, Columbia Management Advisers, LLC (formerly known as Banc of America Capital Management, LLC) ("CMA"), an advisory affiliate of BAIA, served as the investment adviser to the Fund. Investors approved the Investment Advisory Agreement with BAIA at a meeting held on June 13, 2005.

      The investment objective of the Fund is to generate consistent long-term capital appreciation with low volatility and limited risk under a wide range of market conditions. The Fund attempts to achieve the investment objective by allocating its assets among at least 15 private investment funds, discretionary managed accounts or special purpose vehicles created for the Fund (collectively, "Portfolio Funds"). The Adviser allocates the assets of the Fund among Portfolio Funds that generally employ one or more of the following strategies: (i) Event Driven (e.g. Risk (Merger) Arbitrage, Capital Structure Arbitrage, Distressed Securities and Special Situations); (ii) Relative Value (e.g. Convertible Arbitrage, Fixed Income Arbitrage, Statistical Arbitrage, Non-Traditional Convertible Arbitrage and Volatility Arbitrage); (iii) Equity Hedge; and (iv) Macro.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates

      The following are the significant accounting policies adopted by the Fund:

      A.    VALUATIONS

            The net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with accounting principles generally accepted in the United States of America and the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers (the "Board"). The net asset value of the Fund equals the value of the assets of the Fund, less all of its liabilities, including accrued fees and expenses.

            The Valuation Committee values interests in Portfolio Funds at fair value in accordance with written policies and procedures (the "Valuation Procedures") approved by the Board that seek to ensure that the Fund is able to reliably determine the value of its investment in Portfolio Funds. The Fund's

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            A. VALUATIONS (CONTINUED)

            Board, including the Independent Managers, has been advised about its duties with respect to valuation as described in the Valuation Procedures. Fair value of interests of Portfolio Funds ordinarily is the value determined by the Valuation Committee based upon the valuation reported by the Fund Manager in accordance with the policies established by the relevant Portfolio Fund. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the gross amount (gross of applicable fees, if any) that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interests were redeemed at the time of the valuation, based upon information reasonably available at the time the valuation is made and that the Valuation Committee believes to be reliable. In the event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund determines the fair value of the Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio. Prior to investing in any Portfolio Fund, the Valuation Committee conducts a due diligence review of the method used by the Portfolio Fund to value its portfolio, which as a general matter will use market value when available, and otherwise use principles of fair value that the Valuation Committee reasonably believes to be consistent with those used by the Fund for valuing its own investments. Following the Valuation Procedures, in the absence of specific transaction activity in a particular Portfolio Fund, the Valuation Committee considers whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

            Valuations provided to the Fund by a Portfolio Fund may be based upon estimated or unaudited reports, and may be subject to later adjustment or revision by the Fund Manager. Any such adjustment or revision that either increases or decreases the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment does not result in the Fund restating its previous net asset values to reflect such adjustment or revision by a Portfolio Fund. Accordingly, an Investor may have its Interest (or portion thereof) repurchased at a price that is higher or lower than a subsequently adjusted amount. For example, any increases in the net asset value of the Fund resulting from a subsequent adjusted valuation is entirely for the benefit of the outstanding Interests of the Fund and to the detriment of Investors who had Interests of the Fund repurchased at a price lower than the adjusted amount. The same principles apply to the purchase of Interests, and new Investors may be affected in a similar way. Although the Valuation Committee reviews the valuations provided by Fund Managers, the Valuation Committee cannot confirm the accuracy of valuations provided by Fund Managers. Situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Adviser or Fund Managers regarding appropriate valuations should prove incorrect. Also, Fund Managers may only provide determinations of the net asset value of Portfolio Funds on a monthly or quarterly basis, in which event it may not be possible to determine the net asset value of the Fund more frequently. If Fund Manager valuations are consistently delayed, missing or inaccurate, the Adviser generally will consider whether the Portfolio Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in an Portfolio Fund quickly, and could therefore be obligated to continue to hold the interests. In such a case, the Valuation Committee would continue to value the interests without the benefit of the Fund Manager valuations, and the Valuation Committee may determine to discount the value of the interests or value them at zero.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            B. SECURITY TRANSACTIONS

            Purchases of investments in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund and sales of Portfolio Funds are recorded as of the last day of legal ownership or participation. Purchases and sales of other securities are accounted for on the trade-date basis. Realized gains and losses are recorded at the time of disposition of the respective investment on an average cost basis.

            C. INCOME ALLOCATION

            As of the last day of each fiscal period, any net profit or net loss for the fiscal period, and any offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during the fiscal period, are allocated among and credited to or debited against the Capital Accounts of the Investors in accordance with their respective Capital Account balances for such fiscal period.

            D. INTEREST AND DIVIDENDS

            Interest income is recognized on an accrual basis. Dividend income is recognized on the ex-dividend date.

            E. FUND EXPENSES

            The Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Adviser and Portfolio Funds, placement fees, professional fees, custody and administration fees).

            F. CASH AND CASH EQUIVALENTS

            Cash and cash equivalents consist of cash on hand and liquid investments with maturities of less than 90 days. As of September 30, 2005, the Fund has $1,665,017 in cash and cash equivalents held in an interest-bearing sweep account.

            G. INCOME TAXES

            The  Fund  is  not  subject  to  federal   and  state   income  tax.
            Accordingly, for federal and state income tax purposes, each Investor is responsible for the tax liability or benefit related to his/her share of taxable income or loss.

3.    INVESTORS' CAPITAL ACCOUNTS

      A separate Capital Account is maintained for each Investor of the Fund. The increase or decrease in Investors' capital resulting from operations is allocated to each Investor based on its pro-rata share of aggregated capital in the Fund.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.    INVESTORS' CAPITAL ACCOUNTS (CONTINUED)

            A. CONTRIBUTIONS

            Interests in the Fund are offered through Columbia Management Distributors, Inc. (the "Distributor") (successor to BACAP Distributors, LLC), an affiliate of the Adviser, and through Selling Agents exclusively to "qualified clients" as defined in the regulations under the Advisers Act.

            Investments in the Fund may be subject to a sales load of up to 3.00%. The sales load may be waived by the Fund for certain types of investors. In addition, the Fund may compensate Selling Agents for selling Interests to their customers. The Fund may pay Selling Agents a service fee for investor service and account maintenance services.

            B. WITHDRAWALS

            The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Investors. Repurchases are made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board considers recommendations from the Adviser. Depending on market conditions and other factors, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from Investors twice each year, effective as of June 30 and December 31 of each year. For the period ended September 30, 2005, tender offers were conducted by the Fund as of June 30, 2005 in the amounts of $3,816,774.

4.    INVESTMENTS IN PORTFOLIO FUNDS

      The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 25% of net profits earned. The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds are expected to make distributions (e.g., dividend payments to investors).

      Aggregate purchases and sales of Portfolio Funds for the six months ended September 30, 2005, amounted to $13,700,000 and $18,519,633, respectively.

5.    MANAGEMENT FEES

      In consideration of services provided by the Adviser, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.25% of the net assets of the Fund as of the last day of each month, before reduction for any repurchases of Interests or the Incentive Allocation.

      The Adviser has agreed to voluntarily waive fees and/or reimburse expenses of the Fund until July 31, 2006, to the extent necessary to assure that the total ordinary operating expenses of the Fund do not exceed an annual rate of 2.95% of the average monthly net assets of the Fund.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.    MANAGEMENT FEES (CONTINUED)

      Ordinary operating expenses do not include organizational costs, interest, taxes, the Incentive Allocation and extraordinary expenses. The Adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the end of the fiscal year in which such waiver or reimbursement occurred, if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery. At September 30, 2005, there were no amounts potentially recoverable by the Adviser.

6.    INCENTIVE ALLOCATION

      At the end of each fiscal year, an amount equal to 10% of the excess of the net capital appreciation allocated to the capital account of each Investor for such fiscal year is reallocated from the capital account of each Investor to the capital account of the Adviser (the "Incentive Allocation"), provided; however, that the net capital appreciation upon which the Incentive Allocation is calculated exceeds the sum of: (i) such Investor's "Hurdle Amount" (as defined below) and (ii) any unrecovered balance remaining in the Investor's "Loss Carryforward" (as defined below).

      The "Hurdle Amount" is the amount that an Investor would have earned for the fiscal year if it had received an annualized rate of return equal to the applicable Hurdle Rate on its opening capital account balance. The Hurdle Rate is 6.00% per annum, computed on the basis of a 360-day year. The Hurdle Rate is not cumulative from year to year.

      Under the loss carryforward provision, no Incentive Allocation is made with respect to a particular Investor for a fiscal year until any net loss previously allocated to the Capital Account of such Investor has been offset by subsequent net profits (the "Loss Carryforward"). If an Investor's Capital Account is reduced (as a result of a Fund repurchase of an Investor's Interest), the Investor's Loss Carryforward, if any, will be reduced on a pro rata basis.

7.    ADMINISTRATION AND SUB-ADMINISTRATION AGREEMENTS

      The Fund has entered into an Administration Agreement with BACAP Distributors, LLC to perform certain administration services. These administrative services include, among other things, maintaining the Fund's books and records and handling Investors' capital transactions. Effective June 13, 2005, BACAP Distributors, LLC assigned all of its rights, duties, responsibilities and obligations under the Administration Agreement to BAIA. BAIA has agreed to assume all such rights, duties, responsibilities and obligations.

      Per the Administration Agreement, the Fund pays BAIA a monthly Administration Fee computed at the annual rate of 0.25% of the net assets of the Fund before reduction for any purchases of Interests or the Incentive Allocation as of the last day of the month.

      BACAP Distributors, LLC has contracted with SEI Investments Global Fund Services as Sub-Administrator to perform these services at no additional cost to the Fund. Effective June 13, 2005, BACAP Distributors, LLC assigned all of its rights, duties, responsibilities and obligations under the Sub-Administration Agreement to BAIA. BAIA has agreed to assume all such rights, duties, responsibilities and obligations.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

8.    INVESTOR SERVICING AGREEMENT

      The Fund pays the Distributor and/or Selling Agents a monthly Investor Servicing Fee calculated at the annual rate of 0.25% of the net assets of the Fund as of the last day of each month to compensate securities dealers and other financial intermediaries for account maintenance services under the Investor Service Plan and Investor Service Agreement. Pursuant to the Investor Service Plan, intermediaries will handle investor inquiries regarding investments in the Fund, capital account balances and report and prepare tax information, assist in the maintenance of Fund records containing Investor information, and provide other such information and services as the Distributor or Adviser may reasonably request.

9.    RELATED PARTY TRANSACTIONS

      During the period ended September 30, 2005, the Adviser determined that aged receivable balances of $141,186 would not be collected by the Fund. Accordingly, the Fund included realized capital losses of that amount in the Statement of Operations during the period. The realized capital loss was allocated to only those Investors who originally participated in the revenue that was originally recorded, to the extent that such Investors were still invested in the Fund. The amount so allocated totaled $118,405. The remaining realized capital loss of $22,781 was charged solely to the capital account of NB Funding Company, LLC, an affiliate of the Adviser.

      In April 2005, the Adviser reimbursed the Fund $2,598 that had been expensed to Miscellaneous expense on the Statement of Operations in the previous fiscal year. The Fund recorded the reimbursement as a credit to Miscellaneous expense in the Statement of Operations during the current period. Effective April 1, 2005, Chief Compliance Officer expenses of the Fund are paid directly by the Adviser.

      Each manager who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee of $1,000 for each meeting attended. Any manager or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All managers are reimbursed by the Fund for reasonable out-of-pocket expenses.

10. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATION OF CREDIT RISK, AND OTHER RISKS

      In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. To date, the Fund has only invested in such limited partnership and limited liability company interests.

      Because the Fund is a closed-end investment company, its Interests will not be redeemable at the option of Investors and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their members' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

10. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATION OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

      Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Fund's members' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase. There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund is also subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund.

11.   CONTINGENCIES AND COMMITMENTS

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. As of October 1, 2005, the Fund made investments in Alydar Fund, L.P., Denali Partners, L.P., The Japan Pragmatist Fund, Julius Baer Diversified Fixed Income Hedge Fund, New Star UK Gemini Hedge Fund, Ltd., and Trafalgar Recovery Fund for $300,000, $400,000, $750,000, $400,000, $250,000, and $1,000,000,
      respectively. Such amounts are reflected as Investments in Portfolio Funds paid in advance in the Statement of Assets, Liabilities and Investors' Capital.

12.   LITIGATION EVENT

      The events described below have not directly  impacted the Fund or had any
      material   adverse  effect  on  its  financial   position  or  results  of
      operations.

      On February 9, 2005, the Distributor and certain affiliates, including the former investment adviser to the Fund (the "Columbia Group"), entered into Assurances of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG settlements") and consented to the entry of cease-and desist orders by the Securities and Exchange Commission ("SEC") (the "SEC Orders") in connection with matters related to late trading and market timing of mutual funds advised and distributed by affiliates of BAIA (the "Columbia Funds"). The SEC Order and the NYAG Settlement contain substantially the same terms and conditions outlined in the agreements in principle that Columbia Group entered into with the SEC and NYAG in March 2004. A copy of the SEC Orders is available on the SEC website at http://www.sec.gov. A copy of the NYAG settlements is available as part of the Bank of America Corporation Form 8-K filing of February 10, 2005.

      In connection with these matters, various parties have filed suit against certain Columbia Funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation (the former parent of BAIA) and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases, including those filed against entities unaffiliated with the Columbia Funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities, have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding. Other actions against certain of the Columbia Funds, advisers and affiliated

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

12.   LITIGATION EVENT (CONTINUED)

      entities, alleging among other things excessive fees and inappropriate use of fund assets for distribution, have been consolidated in the Massachusetts federal court as In re Columbia Entities Litigation on March 2, 2005. These actions are ongoing.

13.   SUBSEQUENT EVENT

      Effective December 1, 2005, the Adviser will no longer be entitled to receive any Incentive Allocation. Any amounts accrued, but not paid to the Adviser, as Incentive Allocations as of December 1, 2005 will remain in the relevant Investor's Capital Account and will not be paid to the Adviser.

      Effective on December 1, 2005, the Administration Agreement between the Fund and the Adviser (in its capacity as the Administrator) has been amended to reduce the administration fee from 0.25% of the Fund's net assets to an amount equal to the compensation and any other fees payable by the Administrator to SEI Investments Global Fund Services, pursuant to the Sub-Administration Agreement.

      Effective   October  1,  2005,  the  Fund  received   additional   capital
      contributions of $269,750.




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SPECIAL MEETING OF INVESTORS (UNAUDITED)
--------------------------------------------------------------------------------

A Special Meeting of Investors of the Fund was held on June 13, 2005, at 760 Moore Road, King of Prussia, Pennsylvania, 19406, for the purposes of asking Investors to consider the following proposals:

1. To elect a Manager to the Board of Managers of the Fund. A plurality of the votes cast at the meeting elected the nominated Directors by the following votes:

                                 FOR                                 AGAINST
                                 ---                                 -------
       Alan Brott           35,393,405.26                         1,781,220.95

      The terms of office of Thomas W. Brock and Thomas G. Yellin, the other Managers of the Fund, continued after the meeting.

2. To approve a new Investment Advisory Agreement between the Fund and Banc of America Investment Advisors, Inc. A majority of the outstanding Interests in the Fund approved the new Investment Advisory Agreement by the following votes:

               FOR          AGAINST          ABSTAIN     BROKER NON-VOTES
               ---          -------          -------     ----------------
          34,472,697.35   1,272,872.54     1,429,056.32         0

ITEM 2.    CODE OF ETHICS.

Exhibit B to the Code of Ethics has been modified to add David Hohmann as a Covered Officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*             /s/ Lawrence R. Morgenthal
                                      ---------------------------------
                                      Lawrence R. Morgenthal, President
                                      (Principal Executive Officer)

Date: November 29, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Lawrence R. Morgenthal
                                      ---------------------------------
                                      Lawrence R. Morgenthal, President
                                      (Principal Executive Officer)


Date: November 29, 2005


By (Signature and Title)*             /s/ David Hohmann
                                      ------------------------
                                      David Hohmann, Treasurer
                                      (Principal Financial Officer)

Date: November 29, 2005

* Print the name and title of each signing officer under his or her signature.

             AMENDMENT TO CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND
                            SENIOR FINANCIAL OFFICERS



         In connection with the election of David Hohmann as Treasurer of BACAP Alternative Multi-Strategy Fund, LLC, BACAP Opportunity Strategy, LLC and Columbia Management Multi-Strategy Hedge Fund, LLC (the "Funds"), Exhibit B to the Funds' Code of Ethics for Principal Executive and Senior Financial Officers is deleted and replaced with Schedule 1 attached hereto, effective as of November 14, 2005.

                                                         SCHEDULE 1 TO AMENDMENT


                                    Exhibit B


                                COVERED OFFICERS

                             Lawrence R. Morgenthal

                                  David Hohmann